Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Profit (Loss) from Operations Before Income Tax

The components of profit (loss) from operations before income tax are as follows:

	Year ended December 31,
	2016	2017	2018	2018
	Rmb	Rmb	Rmb	US$
The PRC	—	—	—	—
All other jurisdictions	613	6,545	(6,648)	(967)

	613	6,545	(6,648)	(967)

Income tax expense consists of:
	Year ended December 31,
	2016	2017	2018	2018
	Rmb	Rmb	Rmb	US$
Current	—	—	—	—
Deferred	—	—	—	—

	—	—	—	—

Schedule of Tax Impact on Deferred Tax Asset and Liability

The tax impact of temporary differences gives rise to the following deferred tax asset and liability:

	2017	2018	2018
	Rmb	Rmb	US$
Current deferred tax asset:
Tax losses	19,552	19,236	2,798
Valuation allowances	(19,552)	(19,236)	(2,798)

	—	—	—

Schedule of Movement in Valuation Allowance	Movement in valuation allowance:

	2017	2018	2018
	Rmb	Rmb	US$
At the beginning of the year	19,285	19,552	2,844
Current year movement	267	(316)	(46)

At the end of the year	19,552	19,236	2,798

Reconciliation of Effective Income Tax Rate Based on Profit (Loss) from Operations before Income Taxes to Statutory Income Tax Rates

The reconciliation of the effective income tax rate based on profit (loss) from operations before income taxes to the statutory income tax rates in Hong Kong is as follows:

	Year ended December 31,
	2016	2017	2018
Profits tax rate in Hong Kong	16.5%	16.5%	16.5%
Permanent differences relating to non-taxable income and non-deductible expenses	(27.4%)	(18%)	(16%)
Change in valuation allowance	10.9%	1.5%	(0.5%)

Effective tax rate	—	—	—